Bank Loans (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of bank loans represent the amounts due to various banks
	December 31, 2020	June 30, 2021
Short-term bank loans:
Loan from Bank of Beijing (1)	$452	$461
Loan from China Merchants Bank (2)	3,023	3,080
Loan from Huaxia Bank (3)	152	-
Loan from Xiamen International Bank (4)	1,533	1,549
	5,160	5,090
Long-term bank loan:
Loan from Huaxia Bank	1,374	1,394
	$6,534	$6,484

(1)

On December 9, 2020, Glory Star Beijing entered into a loan agreement with Bank of Beijing to borrow $465 as working capital for one year, with maturity date of December 9, 2021. The loan bears a fixed interest rate of 4.76% per annum. The Company incurred guarantee fee in the amount of $8 for the loan of which the unamortized balance was $4 as of June 30, 2021. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 6.57% as of June 30, 2021. The loan is guaranteed by Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd, for whom a counter-guarantee was provided by Horgos and Mr. Zhang Bing, the Chairman of the Company’s board of directors.

(2)

In December 2020, Glory Star Beijing entered into a loan agreement with China Merchants Bank to borrow $1,549 as working capital for one year, with maturity date of December 29, 2021. The loan bears a fixed interest rate of 4.45% per annum. The Company incurred guarantee fee in the amount of $35 for the loan of which the unamortized balance was $18 as of June 30, 2021. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 6.89% as of June 30, 2021.

In March 2020, Glory Star Beijing entered into another two-year credit facility agreement of maximum $1,549 with China Merchants Bank. On March 27, 2020, Glory Star Beijing made a withdraw of $1,549, which was due on March 26, 2021. The loan bears a fixed interest rate of 4.3%. The loan was fully repaid in March, 2021. The same amount of loan was reissued on the same date with a fixed interest rate of 4.3%. The loan will be due in March, 2022.

The above loans are guaranteed by Beijing Zhongguancun Sci-tech Financing Guarantee Co., Ltd, for whom a counter guarantee was provided by Horgos, Mr. Zhang Bing, the Chairman of the Company’s board of directors, and Mr. Lu Jia, the Vice President of the Company.

(3)	In March, 2020, Glory Star Beijing entered into a loan agreement with Huaxia Bank to borrow $152 as working capital for one year. The loan bears a fixed interest rate of 6.09% per annum. The Company incurred guarantee fee in the amount of $3 for the loan’s short-term portion of which the unamortized balance was $0 as of June 30, 2021. Loan issuance costs are presented on the consolidated balance sheets as a direct deduction from the carrying amount of the loan and amortized to interest expense using the effective interest rate of 8.13%. The loan was repaid in March, 2021. The loan is guaranteed by Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd. Horgos provided counter-guarantee to Beijing Haidian Sci-tech Enterprises Financing Guarantee Co., Ltd with accounts receivable from Beijing iQYI Technology Co., Ltd. pledged as collateral and Mr. Zhang Bing, the Chairman of the Company’s board of directors, provided the additional guarantee.

(4)	On September 29, 2020, Leshare Beijing entered into a two-year credit facility agreement of maximum $1,084 and a one-year credit facility agreement of maximum $465 with Xiamen International Bank, respectively. On September 30, 2020, Leshare Beijing withdrew $1,084 and $465, respectively, both with maturity date of March 29, 2021. These loans bear fixed interest rate of 6.0% and 5.5% respectively. Both loans were repaid in March, 2021 and were reissued on the same date with the fixed interest rate of 6.0% and 5.5% respectively. The loans will be due in September, 2021. These loans are guaranteed by Horgos, and Mr. Zhang Bing, the Chairman of the Company’s board of directors

The weighted average interest rate for bank loans was approximately 6.72% and 7.03% for the six months ended June 30, 2020 and 2021, respectively. For the six months ended June 30, 2020 and 2021, interest expense related to bank loans amounted to $192 and $250 respectively.